Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 14, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:         Rydex Series Funds (File Nos. 033-59692 and 811-07584)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 109, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-11-326131 on November 30, 2011.

Please do not hesitate to contact me at 202.739.5654 should you have any questions.

Very truly yours,

/s/ W. John McGuire

W. John McGuire